34. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets and liabilities classified as held for sale [line items]
Assets		R$ 19,446
Liabilities		(16,272)
Net Asset		3,174
Attributed equity holders of the parent		1,818
Attributed to non-controlling interests		1,356
Net income from discontinued operations		363
Attributed to equity holders of the parent		322
Attributed to non-controlling interests		41
Net income from continuing operations
Attributed to equity holders of the parent
Attributed to non-controlling interests
Investment Funds [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets	R$ 1,258	19,446
Liabilities		(16,272)
Net Asset	1,258	3,174
Attributed to discontinuing operations	224
Attributed equity holders of the parent	1,258	1,818
Attributed to non-controlling interests		1,356
Net income from discontinued operations	224	73
Attributed to equity holders of the parent	224	32
Attributed to non-controlling interests		41
Net income from continuing operations	73
Attributed to equity holders of the parent	73
Attributed to non-controlling interests
Telecom Assets [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Net income from discontinued operations		290
Attributed to equity holders of the parent		290
Net income from continuing operations
Attributed to equity holders of the parent
Attributed to non-controlling interests